Revenues and other income - Other income and revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues and other income
Gains from sale of assets and businesses	€ 107	€ 10	€ 152
Other proceeds	1,089	950	1,008
Other income and revenues	€ 1,196	€ 960	€ 1,160